Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Taxes on Income [Abstract]
Schedule of adjustment between the theoretical tax amount and the tax amount
	For the year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Loss before taxes on income	(8,976)	(17,503)	(15,488)
Statutory tax rate	25%	24%	23%
Theoretical tax benefit	(2,244)	(4,201)	(3,562)
Increase in tax liability due to:
Unrecognized expenses	638	629	280
Losses and benefits for tax purposes for which no deferred taxes were recorded	1,606	3,572	3,282
Taxes on income	-	-	-